Balances and Transactions with Related Parties - Summary of Receivables from and Accounts Payable to Related Parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	$ 61,811	$ 42,935	[1]	$ 57,317
Current payables to related entities	371,919	299,362	[1]	527,383	[1]
Payables to related parties, Non-current	861,531	1,019,514	[1]	1,179,760	[1]
Empresa Distribuidora Sur S.A. | Other Services | Argentina | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	276	250		282
Empresa Distribuidora Sur S.A. | IT Services | Argentina | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,929	1,881		1,904
Enel Generacion El Chocon S.A. | Engineering Services | Argentina | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	17	17		17
Enel Brasil S A | Other Services | Brazil | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	101	101		113
Enel Americas S.A. | Other Services | Chile | CLP
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	404	333		168
Enel Americas S.A. | IT Services | Chile | CLP
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	2,697	909		875
Enel Americas S.A. | Administrative Services | Chile | CLP
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	5,928	2,971		1,293
Enel Distribucin Sao Paulo | Other Services | Brazil | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	84	84		77
Current payables to related entities	937	833		964
Enel X Way Chile SpA | Other Services | Chile | CLP
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current				1,584
Current payables to related entities				3,995
Enel X Way Chile SpA | Administrative Services | Chile | CLP
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current				595
Current payables to related entities				2,551
Enel X Way Chile SpA | Technical Services | Chile | CLP
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current				810
GNL Chile S.A. | Gas Purchase Advance | Chile | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	26,675	19,742		4,547
Current payables to related entities	21,477	17,474		14,945
Enel Colombia S.A.S. | Other Services | Colombia | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	22	11		63
Current payables to related entities	196	205		99
Enel Colombia S.A.S. | Engineering Services | Colombia | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	2,271	2,360		1,651
Endesa Espana | Other Services | Spain | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current				15
Current payables to related entities		33		35
Endesa Generacion | Other Services | Spain | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	46	192		196
Endesa Generacion | Sale of Materials | Spain | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,916
Endesa Generacion | Coal purchases | Spain | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities		594		594
Enel North America Inc | Other Services | United States | CLP
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	248	234		256
Enel Global Services S.r.l | Other Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	80	69		26
Current payables to related entities	240			272
Enel Global Services S.r.l | IT Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	109	3,077		8,862
Enel Global Services S.r.l | Technical Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	186	508		2,250
Enel Green Power Spa | Other Services | Italy | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities				279
Enel Green Power Spa | Other Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	385	950		767
Current payables to related entities	84	3,757		7,136
Enel Green Power Spa | IT Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	1,825	2,250		8,757
Enel Green Power Spa | Engineering Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	2,062	697		702
Current payables to related entities	13,701	14,176		19,048
Enel Green Power Spa | Technical Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	2,040	2,063		2,085
Current payables to related entities	7,617	9,032		35,697
Enel Grids S.r.L | Other Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	685	601		640
Current payables to related entities	641			372
Enel Grids S.r.L | IT Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	9,744	2,133		19,026
Enel Grids S.r.L | Technical Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	3,785	2,541		9,569
Enel Innovation Hubs Srl | IT Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		36		127
Enel Italia SrL. | Other Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,783	1,536		1,640
Enel Produzione | Other Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	337	298		317
Current payables to related entities				129
Enel Produzione | Engineering Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	2,155	1,490		1,677
Enel S.p.A. | Other Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,377	1,171		1,163
Current payables to related entities	746	1,258		4,098
Enel S.p.A. | IT Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	3,413	2,495		3,334
Enel S.p.A. | Technical Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	3,946	4,625		7,137
Enel S.p.A. | Dividends | Italy | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities		2		2
Enel S.p.A. | Dividends | Italy | CLP
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	104,286	40,341		140,285
Enel S.p.A. | Financial Guarantee Service | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	2,367	1,704		1,362
Enel X S.R.L. | Other Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	66	58		62
Current payables to related entities	335			129
Enel X S.R.L. | IT Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	268	261		496
Enel X S.R.L. | Technical Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	8,413	13,631		16,677
Enel Green Power Morocco | Other Services | Morocco | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	946	701		662
Chinango S.A.C. | Engineering Services | Peru | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current				22
Enel Distribucin Peru S.A. | IT Services | Peru | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current				276
Enel Generacin Per S.A. | Other Services | Peru | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current				244
Enel Generacin Per S.A. | Engineering Services | Peru | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current				3,760
Enel Generacin Piura S.A. | Other Services | Peru | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	817	652
Enel Generacin Piura S.A. | Engineering Services | Peru | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		43		9
EGP Magdalena Solar SA de CV | Engineering Services | Mexico | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	368	368
Energetica Monzon S.A.C. | Engineering Services | Peru | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current				916
Enel Argentina S A | Other Services | Argentina | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	2	2
Enel Trading Argentina S.R.L. | Other Services | Argentina | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	22	22		21
Enel Trading Argentina S.R.L. | IT Services | Argentina | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	94	97		97
Enel Brasil | Other Services | Brazil | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,804	2,227		2,120
Enel Brasil | Engineering Services | Brazil | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	572	18		18
Enel X Brasil Gerenciamento de Energia Ltda | IT Services | Brazil | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities		13		12
Enel Americas S.A | Other Services | Chile | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	426	667		241
Enel Americas S.A | Other Services | Chile | CLP
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	5			827
Enel Green Power Espaa SL | Other Services | Spain | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	933	1,278		814
Enel Iberia SRL | Other Services | Spain | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	260	674		369
Enel Iberia SRL | IT Services | Spain | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities				25
Enel Green Power North America Inc | Other Services | United States | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	517	114		515
Enel Green Power North America Inc | Technical Services | United States | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities				251
Enel Finance International NV | Loan Payable | Netherlands | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	167,101	167,097		167,112
Payables to related parties, Non-current	861,531	1,019,514		1,179,760
Cesi S.p.A. | Engineering Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	10	12		130
Enel X Advisory Services S.r.L. | Technical Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	8	7
Enel Global Trading S.p.A. | Other Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	971	527		561
Current payables to related entities	85			614
Enel Global Trading S.p.A. | IT Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	228	313		733
Enel Global Trading S.p.A. | Engineering Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities		28		30
Enel Global Trading S.p.A. | Technical Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	1,642	1,467		5,797
Enel Global Trading S.p.A. | Commodity derivatives | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	5,051	2,128		27,063
Current payables to related entities	7,717	1,358		34,106
Enel Green Power Italia | Engineering Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	1,065	711		745
Enel Italia S.p.A | Other Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	3,211	2,067		2,189
Enel Italia S.p.A | IT Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities		698		815
Consorzio DAP | Other Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	474
Gridspertise s.r.l. | IT Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Current payables to related entities	$ 1,501	$ 24		$ 1,854

[1]	See Note 3.